UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21992

TENNENBAUM OPPORTUNITIES PARTNERS V, LP

(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000

SANTA MONICA, CALIFORNIA 90405

(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY

TENNENBAUM OPPORTUNITIES PARTNERS V, LP

2951 28TH STREET, SUITE 1000

SANTA MONICA, CALIFORNIA 90405

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (310) 566-1000

Copies to:

RICHARD T. PRINS, ESQ.

SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP

FOUR TIMES SQUARE

NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2016

Date of reporting period: JUNE 30, 2016

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semi-Annual Shareholder Report

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

June 30, 2016

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Semi-Annual Shareholder Report

June 30, 2016

Tennenbaum Opportunities Partners V, LP (the “Partnership”) files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Partnership’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Partnership’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A free copy of the Partnership’s proxy voting guidelines and information regarding how the Partnership voted proxies relating to portfolio investments during the most recent 12-month period may be obtained without charge on the SEC’s website at http://www.sec.gov, or by calling the Partnership’s advisor, Tennenbaum Capital Partners, LLC, at (310) 566-1000. Collect calls for this purpose are accepted.

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Portfolio Asset Allocation (Unaudited)

June 30, 2016

Percent of Cash
Industry	and Investments
Other Manufacturing	14.6%
Gaming	14.3%
Wired Telecommunications Carriers	9.1%
Highway, Street, and Bridge Construction	8.7%
Pharmaceuticals	8.3%
Restaurants	8.2%
Coal Mining	6.5%
Financial Investment Activities	6.4%
Oil and Gas Extraction	3.7%
Shipping	3.1%
Electronic Component Manufacturing	2.7%
Motion Picture and Video Industries	2.4%
Cable and Other Subscription Programming	2.3%
Hospitals	2.3%
Radio and Television Broadcasting	2.2%
Other Publishing	1.4%
Business Support Services	1.1%
Electric Power Generation, Transmission and Distribution	0.8%
Air Transportation	0.6%
Metal and Mineral Mining	0.1%
Architectural, Engineering, and Related Services	0.0%
Other Investment Pools and Funds	0.0%
Retail	0.0%
Cash and Cash Equivalents	1.2%
Total	100.0%

2

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Assets and Liabilities (Unaudited)

June 30, 2016

Assets
Investments, at fair value:
Companies less than 5% owned (cost $222,489,597)	$210,215,801
Companies 5% to 25% owned (cost $323,271,630)	276,403,158
Companies more than 25% owned (cost $52,638,042)	49,152,606
Total investments (cost $598,399,269)	535,771,565

Cash and cash equivalents	6,275,972
Accrued interest income:
Companies less than 5% owned	2,929,149
Companies 5% to 25% owned	548,758
Companies more than 25% owned	414,772
Foreign currency options at fair value (cost $369,185)	2,406,203
Deferred debt issuance costs	426,205
Prepaid expenses and other assets	155,122
Total assets	548,927,746

Liabilities
Credit facility payable	47,548,400
Management and advisory fees payable	672,216
Payable to the Common Limited Partner	543,163
Unrealized loss on foreign currency forward exchange contracts	404,972
Distribution payable	223,327
Interest payable	208,135
Payable to the Investment Manager	198,771
Accrued expenses and other liabilities	1,290,808
Total liabilities	51,089,792

Net assets applicable to common limited and general partners	$497,837,954

Composition of net assets applicable to common limited and general partners
Paid-in capital	891,464,447
Accumulated net investment income	7,632,534
Accumulated net realized loss	(340,177,596)
Accumulated net unrealized depreciation	(61,081,431)
Net assets applicable to common limited and general partners	$497,837,954

See accompanying notes to the financial statements.

3

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Investments (Unaudited)

June 30, 2016

Issuer	Instrument	Ref	Floor	Spread	Maturity	Principal	Fair Value	% of Cash and Investments	Notes

Debt Investments (A)
Coal Mining
Eagle Coal Company, Inc.	First Lien Term Loan	Fixed	-	8.00% Cash +7.00% PIK	9/21/2017	$17,779,126	$10,620,361	1.96%	C
Oxford Mining Company, LLC	First Lien Delayed Draw Term Loan	LIBOR (Q)	0.75%	8.50% Cash + 3.00% PIK	12/31/2018	$24,912,594	24,215,042	4.47%
							34,835,403	6.43%

Electronic Component Manufacturing
Soraa, Inc.	Sr Secured Tranche A Term Loan (3.0% Exit Fee)	LIBOR (M)	0.44%	9.33%	3/1/2018	$14,255,814	13,905,834	2.57%
Soraa, Inc.	Sr Secured Tranche B Term Loan	LIBOR (M)	0.44%	9.33%	9/1/2017	$1,069,186	1,053,362	0.19%
							14,959,196	2.76%

Financial Investment Activities
Magnolia Finance V plc (Cayman Islands)	Asset-Backed Credit Linked Notes	Fixed	-	13.13%	8/2/2021	$35,000,000	34,562,500	6.38%	E

Gaming
Harrah's Operating Company, Inc.	Second Priority Secured Notes	Fixed	-	10.00%	12/15/2018	$80,839,000	32,335,600	5.97%	C

Hospitals
Evidera, Inc.	First Lien Term Loan	LIBOR (Q)	1.00%	9.00%	7/1/2018	$12,171,258	12,353,827	2.28%

Metal and Mineral Mining
Molycorp, Inc.	First Lien Notes	Fixed	-	10.00%	6/1/2020	$10,712,000	147,290	0.03%	C
Molycorp, Inc.	Sr Unsecured Convertible Notes	Fixed	-	6.00%	9/1/2017	$29,127,000	245,832	0.04%	C
							393,122	0.07%

Motion Picture and Video Industries
CORE Entertainment, Inc.	First Lien Term Loan	Fixed	-	11.00%	6/21/2017	$26,627,910	12,140,995	2.24%	C
CORE Entertainment, Inc.	Second Lien Term Loan	Fixed	-	15.50%	6/21/2018	$21,302,328	839,312	0.15%	C
							12,980,307	2.39%

Oil and Gas Extraction
Linc Energy Finance (USA), Inc.	First Lien Notes	Fixed	-	9.63%	10/31/2017	$8,380,000	1,686,475	0.31%	C/E
Linc Energy Finance, Inc.	Sr Secured Notes	Fixed	-	12.50%	10/31/2017	$48,515,330	424,509	0.08%	C/E
Linc USA GP	Sr Secured Super Priority Debtor-in-Possession	LIBOR (M)	1.00%	9.00% Cash +3.00% PIK	12/1/2016	$134,091	134,091	0.02%
Sunshine Oilsands Ltd. (Canada)	Sr Secured Notes	Fixed	-	10.00%	8/1/2016	$28,616,000	17,169,600	3.17%	E
							19,414,675	3.58%

Other Manufacturing
AGY Holding Corp.	Second Lien Notes	Fixed	-	11.00%	11/15/2016	$32,444,500	32,444,500	5.99%	B/E
AGY Holding Corp.	Sr Secured Term Loan	Fixed	-	12.00%	9/15/2016	$17,046,935	17,046,935	3.14%	B
Boomerang Tube, LLC	Subordinated Notes	LIBOR (M)	-	17.50%	2/1/2021	$3,425,773	486,460	0.09%	C
GSE Environmental, Inc.	First Lien Term Loan	LIBOR (M)	1.00%	10.00%	8/11/2021	$7,617,941	7,770,300	1.43%
							57,748,195	10.65%

4

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Investments (Unaudited) (Continued)

June 30, 2016

						Principal or		% of Cash and
Issuer	Instrument	Ref	Floor	Spread	Maturity	Shares	Fair Value	Investments	Notes

Debt Investments (continued)
Pharmaceuticals
Novasep Holdings SAS (France)	First Lien Notes	Fixed	-	8.00%	12/15/2016	$24,483,000	$24,483,000	4.52%	B/E

Radio and Television Broadcasting
Fuse, LLC	Sr Secured Notes	Fixed	-	10.38%	7/1/2019	$15,000,000	11,775,000	2.17%	E

Restaurants
RM OpCo, LLC (Real Mex)	Convertible Second Lien Term Loan Tranche B-1	Fixed	-	8.50%	3/30/2018	$5,243,403	5,243,403	0.97%	F
RM OpCo, LLC (Real Mex)	Convertible Second Lien Term Loan B	Fixed	-	8.50%	3/30/2018	$7,689,464	7,689,464	1.42%	F
RM OpCo, LLC (Real Mex)	First Lien Term Loan Tranche A	Fixed	-	7.00%	3/30/2018	$13,683,949	13,683,949	2.52%	F
RM OpCo, LLC (Real Mex)	Second Lien Term Loan Tranche B	Fixed	-	8.50%	3/30/2018	$26,126,058	9,708,443	1.79%	F
RM OpCo, LLC (Real Mex)	Second Lien Term Loan Tranche B-1	Fixed	-	8.50%	3/30/2018	$8,227,993	8,227,993	1.52%	F
							44,553,252	8.22%

Total Debt Investments (Cost $309,020,229)							300,394,077	55.42%

Equity Securities
Air Transportation
Epic Aero, Inc. (One Sky)	Warrants to Purchase Common Stock					2,329	3,150,696	0.58%	C/E

Architectural, Engineering, and Related Services
Global Geophysical Services, Inc.	Common Stock					598,418	60	-	B/C/E
Global Geophysical Services, Inc.	Warrants to Purchase Stock					69,158	7	-	B/C/E
							67	-

Business Support Services
Findly Talent, LLC	Membership Units					1,993,022	402,590	0.07%	C/E
STG-Fairway Holdings, LLC (First Advantage)	Class A Units					2,368,001	5,801,602	1.07%	C/E
							6,204,192	1.14%

Cable and Other Subscription Programming
Primacom Finance (Lux) S.A. (Finance) (Luxembourg)	Common Equity					10,442,055	12,698,656	2.34%	B/C/D/E

Coal Mining
Eagle Coal Company, Inc.	Warrants to Purchase Common Stock					675,841	68	-	C/E
Oxford Resources Partners, LP	Warrants to Purchase Common Units					59,790	276,826	0.05%	C/E
							276,894	0.05%

Electric Power Generation, Transmission and Distribution
Longview Intermediate Holdings C, LLC	Common Stock					1,329,871	4,155,847	0.77%	C/E

5

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Investments (Unaudited) (Continued)

June 30, 2016

Issuer	Instrument	Ref	Floor	Spread	Maturity	Shares	Fair Value	% of Cash and Investments	Notes

Equity Securities (continued)
Electronic Component Manufacturing
Soraa, Inc.	Warrants to Purchase Common Stock					2,047,907	$8,396	-	C/E
TPG Hattrick Holdco, LLC (Isola)	Common Units					1,935,857	19,359	-	C/E
							27,755	-
Financial Investment Activities
Marsico Holdings, LLC	Common Interest Units					474,738	4,747	-	C/E

Gaming
TOPV New World Holdings, LLC (Gateway Casinos) (Canada)	Membership Interests					6,843,047	44,431,222	8.20%	B/C/E
Tropicana Entertainment, Inc.	Common Stock					29,592	577,041	0.11%	C/E
							45,008,263	8.31%

Highway, Street, and Bridge Construction
Contech Holdings, Inc.	Common Stock					711,255	47,033,871	8.68%	B/C/E

Oil and Gas Extraction
Woodbine Intermediate Holdings, LLC	Membership Units					576	530,941	0.10%	C/E/F

Other Investment Pools and Funds
TCP Delos Cayman Holdings (Beverly Shipping) (Cayman Islands)	Partnership Interest					551,799	61	-	C/D/E/F

Other Manufacturing
Boomerang Tube Holdings, Inc.	Common Stock					80,724	-	-	C/E
KAGY Holding Company, Inc.	Series A Preferred Stock					34,229	21,580,010	3.98%	B/C/E
Precision Holdings, LLC	Class C Membership Interests					94	4,659	-	C/E
							21,584,669	3.98%

Other Publishing
HW Holdco, LLC	Class A Common Interest					868,872	7,422,947	1.37%	C/E
HW Holdco, LLC	Preferred Interest					1,693	14,463	-	E
TBC Holdings I, Inc.	Common Stock					2,967	74,768	0.01%	C/E
							7,512,178	1.38%

Pharmaceuticals
NVHL S.A. (Novasep) (Luxembourg)	Common Shares					5,165,180	20,575,495	3.80%	B/C/D/E

Radio and Television Broadcasting
Fuse Media, LLC	Warrants to Purchase Common Stock					786,791	79	-	C/E
SCG Financial Acquisition Corp.	Common Stock					139,674	135,484	0.02%	C
							135,563	0.02%

Restaurants
RM Holdco, LLC (Real Mex)	Equity Participation					76	-	-	C/E/F
RM Holdco, LLC (Real Mex)	Membership Units					42,552,000	-	-	C/E/F
							-	-

6

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Investments (Unaudited) (Continued)

June 30, 2016

Issuer	Instrument	Ref	Floor	Spread	Maturity	Shares	Fair Value	% of Cash and Investments	Notes

Equity Securities (continued)
Retail
Shop Holding, LLC (Connexity)	Class A Units					1,427,232	$61,086	0.01%	C/E

Shipping
Blue Wall Shipping Limited (Marshall Islands)	Common Stock					1,339,286	3,348,215	0.62%	B/C/E
Blue Wall Shipping Limited (Marshall Islands)	Preferred Stock					1,374	1,410,827	0.26%	B/C/E
Delta Blue Shipping Limited (Marshall Islands)	Common Stock					1,339,286	-	-	B/C/E
Tanker Investments Ltd. (Marshall Islands)	Common Stock					1,446,694	7,957,106	1.47%	B/C
TCP KC, LLC (Marshall Islands)	Membership Units					4,521,396	4,068,352	0.75%	C/E/F
							16,784,500	3.10%

Wired Telecommunications Carriers
Integra Telecom, Inc.	Common Stock					10,080,250	41,676,794	7.69%	B/C/E
Integra Telecom, Inc.	Warrants					3,018,747	1,716,460	0.32%	B/C/E
V Telecom Investment S.C.A. (Vivacom) (Luxembourg)	Common Shares					3,741	6,238,753	1.15%	C/D/E
							49,632,007	9.16%

Total Equity Securities (Cost $289,379,040)							235,377,488	43.42%

Total Investments (Cost $598,399,269)							535,771,565	98.84%	G

Cash and Cash Equivalents
Cash Held on Account at Various Institutions							5,444,929	1.01%
Cash Denominated in Foreign Currency							831,043	0.15%
Total Cash and Cash Equivalents							6,275,972	1.16%

Total Cash and Investments							$542,047,537	100.00%

7

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Investments (Unaudited) (Continued)

June 30, 2016

Notes to Schedule of Investments:

(A)	Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(B)	Non-controlled affiliate – as defined under the Investment Company Act of 1940 (ownership of between 5% and 25% of the outstanding voting securities of this issuer).

(C)	Non-income producing security.

(D)	Principal amount or shares denominated in foreign currency. Cost and fair value converted to U.S. dollars.

(E)	Restricted security – See Note 2, Summary of Significant Accounting Policies.

(F)	Controlled issuer – as defined under the Investment Company Act of 1940 (ownership of more than 25% of the outstanding voting securities of this issuer). Investment is not more than 50% owned nor deemed to be a significant subsidiary. See Schedule of Changes in Investment in Affiliates.

(G)	Includes investments with an aggregate fair value of $32,335,600 that have been segregated to collateralize certain unfunded commitments.

LIBOR resets monthly (M) or quarterly (Q).

Aggregate acquisitions and aggregate dispositions of investments, other than government securities, totaled 7,498,652 and $163,319,568, respectively, for the period ended June 30, 2016. Aggregate acquisitions includes investment assets received as payment in kind. Aggregate dispositions includes principal paydowns on and maturities of debt investments. The total value of restricted securities and bank debt as of June 30, 2016 was $494,463,793 or 91.2% of total cash and investments of the Partnership.

Derivative instruments at June 30, 2016 were as follows:

	Notional
Instruments	Amount		Fair Value

Buy EUR vs. USD Put Option at a strike rate of 1.1626 expiring September 1, 2017		€8,000,000	$537,381
Sell EUR vs. USD Call Option at a strike rate of 1.2150 expiring September 1, 2017		€8,000,000	$(126,669)
Buy EUR vs. USD Put Option at a strike rate of 1.0975 expiring September 1, 2017		€5,000,000	$180,149
Sell EUR vs. USD Call Option at a strike rate of 1.1525 expiring September 1, 2017		€5,000,000	$(178,937)
Buy EUR vs. USD Put Option at a strike rate of 1.1375 expiring March 30, 2018		€12,500,000	$743,994
Sell EUR vs. USD Call Option at a strike rate of 1.2050 expiring March 30, 2018		€12,500,000	$(392,590)
Buy CAD vs. USD Put Option at a strike rate of 1.2900 expiring April 19, 2018	CAD	60,000,000	$2,631,110
Sell CAD vs. USD Put Option at a strike rate of 1.6000 expiring April 19, 2018	CAD	60,000,000	$(340,861)
Sell CAD vs. USD Call Option at a strike rate of 1.1500 expiring April 19, 2018	CAD	60,000,000	$(647,374)
Foreign Currency Forward Exchange Contract, sell EUR vs. USD at 1.0819 for settlement on September 1, 2017		€8,000,000	$(356,590)
Foreign Currency Forward Exchange Contract, sell EUR vs. USD at 1.1206 for settlement on September 1, 2017		€8,000,000	$(48,382)
			$2,001,231

See accompanying notes to the financial statements.

8

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Operations (Unaudited)

Six Months Ended June 30, 2016

Investment income
Interest income:
Companies less than 5% owned	$19,135,974
Companies 5% to 25% owned	4,277,717
Companies more than 25% owned	2,551,927
Dividend income:
Companies less than 5% owned	456
Companies 5% to 25% owned	52,239,744
Companies more than 25% owned	671,001
Lease income:
Companies more than 25% owned	1,077,324
Other income:
Companies 5% to 25% owned	53,377
Total investment income	80,007,520

Operating expenses
Management and advisory fees	5,689,736
Interest expense	955,805
Legal fees, professional fees and due diligence expenses	631,508
Amortization of deferred debt issuance costs	449,639
Commitment fees	216,310
Director fees	81,945
Custody fees	64,285
Insurance expense	63,673
Other operating expenses	212,179
Total operating expenses	8,365,080

Net investment income	71,642,440

Net realized and unrealized gain (loss)
Net realized gain (loss) from:
Investments in companies less than 5% owned	(225,514,102)
Investments in companies 5% to 25% owned	53,837,575
Investments in companies more than 25% owned	(19,448,297)
Foreign currency transactions	(11,083,668)
Net realized loss	(202,208,492)

Net change in unrealized appreciation/depreciation on:
Investments	103,147,040
Foreign currency	11,091,046
Net change in unrealized appreciation/depreciation	114,238,086

Net realized and unrealized loss	(87,970,406)

Dividends paid on preferred equity facility	(281,653)
Net change in accumulated dividends on preferred equity facility	205,026

Net decrease in net assets applicable to common limited and general partners resulting from operations	$(16,404,593)

See accompanying notes to the financial statements.

9

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statements of Changes in Net Assets (Unaudited)

	Six Months Ended June 30, 2016
		Common
		Limited	General
	Total	Partner	Partner
Net assets applicable to common limited and general partners, beginning of period	$634,606,722	$634,606,722	$-

Net investment income	71,642,440	71,642,440	-
Net realized loss	(202,208,492)	(202,208,492)	-
Net change in unrealized appreciation/depreciation	114,238,086	114,238,086	-
Dividends paid on preferred equity facility from net investment income	(281,653)	(281,653)	-
Net change in accumulated dividends on preferred equity facility	205,026	205,026	-
Net decrease in net assets applicable to common limited and general partners resulting from operations	(16,404,593)	(16,404,593)	-

Distributions to common limited and general partners from:
Net investment income	(68,364,175)	(68,364,175)	-
Returns of capital	(52,000,000)	(52,000,000)	-
Total distributions to common limited and general partners	(120,364,175)	(120,364,175)	-

Net assets applicable to common limited and general partners, end of period (including accumulated net investment income of $7,632,534)	$497,837,954	$497,837,954	$-

	Year Ended December 31, 2015
		Common
		Limited	General
	Total	Partner	Partner
Net assets applicable to common limited and general partners, beginning of year	$643,812,375	$643,812,375	$-

Net investment income	31,444,573	31,444,573	-
Net realized loss	(8,126,911)	(8,126,911)	-
Net change in unrealized appreciation/depreciation	41,367,564	41,367,564	-
Gain on retirement of Series A preferred interests	334,010	334,010	-
Dividends paid on preferred equity facility from net investment income	(2,677,668)	(2,677,668)	-
Net change in accumulated dividends on preferred equity facility	677,583	677,583	-
Net increase in net assets applicable to common limited and general partners resulting from operations	63,019,151	63,019,151	-

Distributions to common limited and general partners from:
Net investment income	(14,740,071)	(14,740,071)	-
Returns of capital	(57,484,733)	(57,484,733)	-
Total distributions to common limited and general partners	(72,224,804)	(72,224,804)	-

Net assets applicable to common limited and general partners, end of year (including accumulated net investment income of $4,430,896)	$634,606,722	$634,606,722	$-

See accompanying notes to the financial statements.

10

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Cash Flows (Unaudited)

Six Months Ended June 30, 2016

Operating activities
Net decrease in net assets applicable to common limited and general partners resulting from operations	$(16,404,593)
Adjustments to reconcile net decrease in net assets applicable to common limited and general partners resulting from operations to net cash provided by operating activities:
Net realized loss	202,208,492
Net change in unrealized appreciation/depreciation	(113,782,961)
Dividends paid on preferred equity facility	281,653
Net change in accumulated dividends on preferred equity facility	(205,026)
Interest income paid in kind	(3,545,897)
Net accretion of market premium/discount	(7,569,852)
Accretion of original issue discount	(1,041,309)
Amortization of deferred debt issuance costs	449,639
Changes in assets and liabilities:
Purchases of investments	(3,952,755)
Proceeds from sales, maturities and paydowns of investments	163,319,568
Decrease in accrued interest income - companies less than 5% owned	822,272
Increase in accrued interest income - companies more than 25% owned	(12,784)
Decrease in prepaid expenses and other assets	241,034
Increase in management and advisory fees payable	672,216
Increase in payable to the Common Limited Partner	74,464
Decrease in interest payable	(93,754)
Decrease in payable to the Investment Manager	(25,296)
Decrease in accrued expenses and other liabilities	(1,027,625)
Net cash provided by operating activities	220,407,486

Financing activities
Proceeds from draws on credit facility	76,885,700
Principal repayments on credit facility	(101,862,525)
Dividends paid on preferred equity facility	(281,653)
Repurchase of preferred equity facility interests	(81,271,574)
Payment for debt issuance costs	(375,000)
Distributions to common limited partner	(120,140,848)
Net cash used in financing activities	(227,045,900)

Net decrease in cash and cash equivalents	(6,638,414)
Cash and cash equivalents at beginning of period	12,914,386
Cash and cash equivalents at end of period	$6,275,972

Supplemental disclosure:
Interest payments	$1,049,559

See accompanying notes to the financial statements.

11

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited)

June 30, 2016

1. Organization and Nature of Operations

Tennenbaum Opportunities Partners V, LP (the “Partnership”), a Delaware Limited Partnership, is registered as a nondiversified, closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Partnership has elected to be treated as a partnership for U.S. federal income tax purposes.

The Certificate of Limited Partnership of the Partnership was filed with the Delaware Secretary of State on September 29, 2006, and the Partnership commenced operations on December 15, 2006. The Partnership was formed to acquire a portfolio of investments consisting primarily of bank loans, distressed debt, stressed high yield debt, mezzanine investments and public equities. The stated objective of the Partnership is to achieve high total returns while minimizing losses. Tennenbaum Opportunities Fund V, LLC (“TOF V” or the “Common Limited Partner”) owns the common limited partnership interest in the Partnership.

The general partner of the Partnership is SVOF/MM, LLC (the “General Partner”). The managing member of the General Partner is Tennenbaum Capital Partners, LLC (“TCP”), which serves as the Investment Manager of the Partnership. Babson Capital Management LLC serves as Co-Manager. Substantially all of the equity interests in the General Partner are owned directly or indirectly by TCP, Babson Capital Management LLC and employees of TCP.

Partnership management consists of the General Partner and the board of directors. The General Partner directs and executes the day-to-day operations of the Partnership, subject to oversight from the board of directors, which performs certain functions required by the 1940 Act. The board of directors has delegated investment management of the Partnership’s assets to the Investment Manager and the Co-Manager. The board of directors consists of three persons, two of whom are independent and are subject to election by holders of the common limited partner interests.

Partnership Structure

At June 30, 2016, total capitalization of the Partnership was approximately $987 million, consisting of $912 million of unreturned contributed equity from the Common Limited Partner (the “Common Limited Interests”) and $75 million under a senior secured revolving credit facility (the “Senior Facility”). The Common Limited Interests and the amount drawn under the Senior Facility are used to purchase Partnership investments and to pay certain fees and expenses of the Partnership. Most of the cash and investments of the Partnership are included in the collateral for the Senior Facility.

As of June 30, 2016, the Partnership is scheduled to liquidate and distribute its assets and be dissolved on October 10, 2018.

12

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2016

1. Organization and Nature of Operations (continued)

Preferred Equity Facility

Prior to their redemption on January 29, 2016, the Partnership had 4,063.5787 outstanding preferred limited partner interests with a liquidation preference of $20,000 per interest remaining (the “Preferred Limited Interests”). The Preferred Limited Interests accrued dividends at an annual rate equal to LIBOR plus 0.75%, or in the case of any holders of Preferred Limited Interests that are CP Conduits (as defined in the leveraging documents), the higher of LIBOR plus 0.75% or the CP Conduit’s cost of funds rate plus 0.75%, subject to certain limitations and adjustments. The total amount paid on redemption was $81,348,201, including $76,627 in accumulated dividends.

2. Summary of Significant Accounting Policies

Basis of Presentation

The financial statements of the Partnership have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The Partnership is an investment company following accounting and reporting guidance in Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies of the Partnership.

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well the reported amounts of revenues and expenses during the reporting period. Although management believes these estimates and assumptions to be reasonable, actual results could differ from those estimates and such differences could be material.

Investment Valuation

Management values investments held by the Partnership at fair value based upon the principles and methods of valuation set forth in policies adopted by the Partnership’s board of directors and in conformity with procedures set forth in the Senior Facility. Fair value is generally defined as the amount for which an investment would be sold in an orderly transaction between market participants at the measurement date.

13

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2016

2. Summary of Significant Accounting Policies (continued)

Investments listed on a recognized exchange or market quotation system, whether U.S. or foreign, are valued using the closing price on the date of valuation. Investments not listed on a recognized exchange or market quotation system, but for which reliable market quotations are readily available are valued using prices provided by a nationally recognized pricing service or by using quotations from broker-dealers. Investments for which market quotations are either not readily available or are determined to be unreliable are valued by independent valuation services or, for investments aggregating less than 5% of the total capitalization of the Partnership, by the Investment Manager.

Fair valuations of investments are determined under guidelines adopted by the Partnership’s board of directors, and are subject to their approval. Generally, to increase objectivity in valuing the Partnership’s investments, the Investment Manager will utilize external measures of value, such as public markets or third-party transactions, whenever possible. The Investment Manager’s valuation is not based on long-term work-out value, immediate liquidation value, nor incremental value for potential changes that may take place in the future. The values assigned to investments that are valued by the Investment Manager are based on available information and do not necessarily represent amounts that might ultimately be realized, as these amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated. The foregoing policies apply to all investments, including those in companies and groups of affiliated companies aggregating more than 5% of the Partnership’s assets. Fair valuations of investments in each asset class are determined using one or more methodologies including the market approach, income approach, or, in the case of recent investments, the cost approach, as appropriate.

The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets. Such information may include observed multiples of earnings and/or revenues at which transactions in securities of comparable companies occur, with appropriate adjustments for differences in company size, operations or other factors affecting comparability.

The income approach uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. The discount rates used for such analyses reflect market yields for comparable investments, considering such factors as relative credit quality, capital structure, and other factors.

14

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2016

2. Summary of Significant Accounting Policies (continued)

In following these approaches, the types of factors that may be taken into account also include, as relevant: available current market data, including relevant and applicable market trading and transaction comparables, security covenants, call protection provisions, information rights, the nature and realizable value of any collateral, the portfolio company’s ability to make payments, its earnings and cash flows, the markets in which the portfolio company does business, comparisons of financial ratios of peer companies that are public, merger and acquisition comparables, comparable costs of capital, the principal market in which the investment trades and enterprise values, among other factors.

Investments of the Partnership may be categorized based on the types of inputs used in valuing such investments. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period.

At June 30, 2016, the investments of the Partnership were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$-	$8,669,631
2	Other direct or indirect observable market inputs*	-	32,728,722	-
3	Independent third-party valuation sources that employ significant unobservable inputs	144,499,220	122,545,584	221,602,234
3	Investment Manager valuations with significant unobservable inputs	620,551	-	5,105,623
Total		$145,119,771	$155,274,306	$235,377,488

* E.g., quoted prices in inactive markets or quotes for comparable instruments

15

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2016

2. Summary of Significant Accounting Policies (continued)

Unobservable inputs used in the fair value measurement of the Partnership’s Level 3 investments as of June 30, 2016 included the following:

	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Average)
Bank Debt	$145,119,771	Income approach	Discount rate	9.1% - 60.0% (20.5%)
		Market comparable companies	Revenue multiples	0.3x - 0.3x (0.3x)
		Market comparable companies	EBITDA multiples	4.8x – 7.8x (6.5x)
Other Corp Debt	122,545,584	Income approach	Discount rate	8.3% - 8.3% (8.3%)
		Market quotations	Indicative bid/ask quotes	1 - 10 (2)
		Market comparable companies	EBITDA multiples	7.8x - 7.8x (7.8x)
Equity	226,707,857	Income approach	Discount rate	11.3% - 14.3% (14.2%)
Securities		Market quotations	Indicative bid/ask quotes	1 - 2 (1)
		Market comparable companies	Revenue multiples	0.3x - 0.3x (0.3x)
		Market comparable companies	EBITDA multiples	2.0x - 13.5x (8.5x)

Generally, a change in an unobservable input may result in a change to the value of an investment as follows:

Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Discount rate	Decrease	Increase
Revenue multiples	Increase	Decrease
EBITDA multiples	Increase	Decrease

Changes in investments valued by independent third-party valuation services and categorized as Level 3 during the six months ended June 30, 2016 were as follows:

	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$192,451,630	$109,426,126	$364,494,355
Net realized and unrealized losses	(7,735,822)	(11,762,085)	(55,680,054)
Acquisitions†	7,640,574	8,266,728	656,860
Dispositions	(51,606,615)	-	(92,583,445)
Transfers into Level 3‡	3,749,453	17,281,548	5,485,718
Transfers out of Level 3§	-	(666,733)	-
Reclassifications within Level 3	-	-	(771,200)
Ending balance	$144,499,220	$122,545,584	$221,602,234

Net change in unrealized appreciation/ depreciation during the period on investments still held at period end (included in net realized and unrealized losses, above)	$37,872,375	$21,031,366	$(55,896,405)

† Includes payments received in kind and accretion of original issue and market discounts.

‡ Comprised of four investments that were transferred from Level 2 due to reduced trading volumes.

§ Comprised of two investments that were transferred to Level 2 due to increased trading volumes.

16

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2016

2. Summary of Significant Accounting Policies (continued)

Changes in investments valued by the Investment Manager and categorized as Level 3 during the six months ended June 30, 2016 were as follows:

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$3,737,207	$-	$14,983,609
Net realized and unrealized losses	(3,010,541)	-	(4,381,515)
Acquisitions||	3,481,603	-	-
Dispositions	(3,587,718)	-	(6,267,671)
Reclassifications within Level 3	-	-	771,200
Ending balance	$620,551	$-	$5,105,623

Net change in unrealized appreciation/ depreciation during the period on investments still held at period end (included in net realized and unrealized losses, above)	$(2,934,836)	-	$15,015,098

|| Includes payments received in kind and accretion of original issue and market discounts.

Investment Transactions

The Partnership records investment transactions on the trade date, except for private transactions that have conditions to closing, which are recorded on the closing date. The cost of investments purchased is based upon the purchase price plus those professional fees which are specifically identifiable to the investment transaction. Realized gains and losses on investments are recorded based on the specific identification method, which typically allocates the highest cost inventory to the basis of investments sold.

Cash and Cash Equivalents

Cash consists of amounts held in accounts with the custodian bank. Cash equivalents consist of highly liquid investments with an original maturity of generally three months or less. Cash equivalents are carried at amortized cost which approximates fair value, and are classified as Level 1 in the GAAP valuation hierarchy.

Restricted Investments

The Partnership may invest without limitation in instruments that are subject to legal or contractual restrictions on resale. These instruments generally may be resold to institutional investors in transactions exempt from registration or to the public if the securities are registered. Disposal of these investments may involve time-consuming negotiations and additional expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted investments is

17

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2016

2. Summary of Significant Accounting Policies (continued)

included at the end of the Schedule of Investments. Restricted investments, including any restricted investments in affiliates, are valued in accordance with the investment valuation policies discussed above.

Foreign Investments

The Partnership may invest in instruments traded in foreign countries and denominated in foreign currencies. At June 30, 2016, the Partnership held foreign currency denominated investments comprising approximately 7.4% of the Partnership’s total investments by fair value. Such positions were converted at the respective closing foreign exchange rates in effect at June 30, 2016 and reported in U.S. dollars. Purchases and sales of investments and income and expense items denominated in foreign currencies, when they occur, are translated into U.S. dollars based on the foreign exchange rates in effect on the respective dates of such transactions. The Partnership reports that portion of the results of operations resulting from foreign exchange rates on investments separately from the gains or losses arising from changes in market prices of investments held.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transactions clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Derivatives

In order to mitigate certain currency exchange risks associated with foreign currency denominated investments, the Partnership has entered into certain foreign currency forward exchange and option transactions. All derivatives are reported at their net amounts as either assets or liabilities in the Statement of Assets and Liabilities. The transactions are accounted for using the mark-to-market method with the resulting change in fair value recognized in earnings for the current period. Risks may arise upon entering into these contracts from potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. Under certain circumstances, the Partnership may be required under the terms of its derivative agreements to pledge assets as collateral to secure its obligation under the derivatives. At June 30, 2016, the Partnership was not required to pledge assets as collateral.

18

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2016

2. Summary of Significant Accounting Policies (continued)

During the six months ended June 30, 2016, the Partnership exited two EUR currency option collars with aggregate notional amounts of €29,000,000, one EUR currency forward exchange contract with a notional amount of €22,500,000, and one CAD currency forward exchange contract with a notional amount of CAD 3,397,778.

The outstanding EUR and CAD currency option collars and forward exchange contracts are reported in the Partnership’s Statement of Assets and Liabilities as foreign currency options at fair value and unrealized loss on foreign currency forward exchange contracts, respectively.

Gains and losses from derivatives during the six months ended June 30, 2016 were included in net realized and unrealized loss in the Statement of Operations as follows:

Instrument	Realized	Unrealized
Foreign currency forward exchange contract (CAD)	$377,880	$(378,923)
Foreign currency forward exchange contracts (EUR)	-	(272,276)
Foreign currency option contracts (EUR)	5,340,625	(5,674,997)
Foreign currency option contracts (CAD)	-	(1,363,219)

Valuations of foreign currency option and forward exchange contracts at June 30, 2016 were determined using observable market inputs other than quoted prices in active markets for identical assets and, accordingly, were classified as Level 2 in the GAAP valuation hierarchy.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2016:

Derivative Assets as of June 30, 2016

Financial Instrument	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Foreign Currency Option Contracts	$4,092,634	$(1,686,431)	$2,406,203

	Net Amounts of Assets	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Presented in the Statement of Assets and Liabilities	Financial Instruments	Other Cash Collateral	Net Amount
Wells Fargo Bank, N.A.	$2,406,203	$-	$-	$2,406,203

19

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2016

2. Summary of Significant Accounting Policies (continued)

Derivative Liabilities as of June 30, 2016

Financial Instrument	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Foreign Currency Option Contracts	$1,686,431	$(1,686,431)	$-
Foreign Currency Forward Contracts	404,972	-	404,972
	$2,091,403	$(1,686,431)	$404,972

	Net Amounts of Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Presented in the Statement of Assets and Liabilities	Financial Instruments	Other Cash Collateral	Net Amount
Wells Fargo Bank, N.A.	$404,972	$-	$-	$404,972

Debt Issuance Costs

Costs of approximately $10.6 million were incurred in connection with the initial placement and subsequent extensions of the Partnership’s Senior Facility. The costs were deferred and are being amortized on a straight-line basis through the amended maturity of the Senior Facility on December 15, 2017, adjusting for a scheduled decrease in the size of the Senior Facility on June 15, 2017 (Note 5). The impact of utilizing the straight-line amortization method versus the effective-interest method is not material to the operations of the Partnership.

Revenue Recognition

Interest and dividend income, including income paid in kind, is recorded on an accrual basis. Origination, structuring, closing, commitment and other upfront fees, including original issue discounts, earned with respect to capital commitments are generally amortized or accreted into interest income over the life of the respective debt investment, as are end-of-term or exit fees receivable upon repayment of a debt investment. Other fees, including certain amendment fees, prepayment fees, and commitment fees on broken deals, are recognized as earned. Prepayment fees and similar income received upon the early repayment of a loan or debt security are recognized when receivable and are included in interest income.

20

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2016

2. Summary of Significant Accounting Policies (continued)

Certain of the Partnership’s debt investments are purchased at a discount to par as a result of the underlying credit risks and financial results of the issuer, as well as general market factors that influence the financial markets as a whole. Discounts on the acquisition of corporate bonds are generally amortized using the effective-interest or constant-yield method, assuming there are no questions as to collectability. When the Partnership receives principal payments on a loan in an amount in excess of the loan’s amortized cost, it records the excess principal payments as interest income .

Income Taxes

The Partnership’s income or loss is reported in the partners’ income tax returns. Consequently, no income taxes are paid at the Partnership level or reflected in the Partnership’s financial statements. In accordance with ASC Topic 740 - Income Taxes, the Partnership recognizes in its financial statements the effect of a tax position when it is determined that such position is more likely than not, based on the technical merits, to be sustained upon examination. As of June 30, 2016, the tax returns, the qualification of the Partnership, and the amount of allocable Partnership income or loss for all tax years since January 1, 2012 are subject to examination by federal taxing authorities. No such examinations are currently pending.

Cost and unrealized appreciation (depreciation) of the investments of the Partnership (including derivatives) at June 30, 2016 for U.S. federal income tax purposes were as follows:

Unrealized appreciation	$16,617,773
Unrealized depreciation	(77,613,431)
Net unrealized depreciation	$(60,995,658)

Cost	$598,768,454

Recent Accounting Pronouncements

During the first quarter of 2016, the Partnership adopted ASU 2015-03, Interest – Imputation of Interest (Subtopic 835-30) - Simplifying the Presentation of Debt Issuance Costs as well as ASU 2015-15, Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements – Amendments to SEC Paragraphs Pursuant to Staff Announcement at June 18, 2015. Together, these ASUs required, in most cases, that debt issuance costs be presented in the balance sheet as a direct deduction from the carrying value of the associated debt liability, consistent with the presentation of a debt discount. Debt issuance costs incurred in connection with line-of-credit arrangements such as the credit facility issued by the Partnership, however, may continue to be presented as an asset in the balance sheet. Accordingly, the adoption of this guidance had no impact on the Partnership’s financial statements.

21

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2016

2. Summary of Significant Accounting Policies (continued)

In May 2014, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606), which supersedes the revenue recognition requirements in Topic 605, Revenue Recognition. Under this new guidance, an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASU 2014-09 applies to all entities and, for public entities, is effective for annual periods beginning after December 15, 2017, and interim periods within those fiscal years. Early application is permitted, but no earlier than annual periods beginning after December 15, 2016 and interim periods within that reporting period. The Partnership does not expect adoption of this guidance to have a material impact on its financial statements.

On January 5, 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Financial Liabilities. The more significant changes to the current GAAP model resulting from ASU 2016-01 that may impact the Partnership include 1) eliminating the requirement to disclose the method(s) and significant assumptions used to estimate the fair value of financial instruments measured at amortized cost, and 2) requiring separate presentation of financial assets and financial liabilities by measurement category and form of financial asset on the balance sheet or in the accompanying notes to the financial statements. ASU 2016-01 is effective for annual periods beginning after December 15, 2017, including interim periods within those fiscal years. Early application is permitted. The Partnership does not expect adoption of this pronouncement to have a material impact on its financial statements.

3. Allocations and Distributions

Net income and gains of the Partnership are distributed first to the Common Limited Partner until it has received an 8% annual weighted-average return on its undistributed contributed equity, and then to the General Partner until it has received 20% of all cumulative income and gain distributions (the “Hurdle”). 80% of all remaining net income and gain distributions are allocated to the Common Limited Partner, with the remaining 20% allocated to the General Partner. For purposes of determining whether the 8% return to the Common Limited Partner has been exceeded and whether the General Partner has received the catch-up amount, the performance of the Partnership includes the performance of the Common Limited Partner for periods prior to the inception of the Partnership. Net investment income or loss, realized gain or loss on investments, and appreciation or depreciation on investments for the period are allocated to the Common Limited Partner and the General Partner in a manner consistent with that used to determine distributions. As of June 30, 2016, the Hurdle exceeded the cumulative performance of the Partnership; accordingly, no performance allocation was recorded.

22

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2016

3. Allocations and Distributions (continued)

Distributions to the Common Limited Partner are generally based on the Common Limited Partner’s estimated taxable earnings from its interest in the Partnership, and are recorded on the ex-dividend date. The timing of distributions is determined by the General Partner, which has provided the Investment Manager with certain criteria for such distributions. Any net long-term capital gains are distributed at least annually. As of June 30, 2016, the Partnership had declared $977,221,936 to the Common Limited Partner since inception.

4. Management and Advisory Fees and Other Expenses

Before March 1, 2016, the Partnership incurred an annual management and advisory fee, payable to the Investment Manager monthly in arrears, equal to 1.5% of the sum of the Common Limited Interest commitments (reduced after the ramp-up period by returns of contributed capital) and the Preferred Limited Interests and debt potentially issuable in respect of such Common Limited Interest commitments, subject to reduction by the amount of the Senior Facility commitment when the Senior Facility was no longer outstanding and the amount of the Preferred Limited Interests when less than $1 million in liquidation preference of Preferred Limited Interests remained outstanding.

Effective March 1, 2016, the Partnership reduced the annual rate of its management and advisory fee to 1.5% of the fair value of the assets of the Partnership. In addition to the management fee, the General Partner is entitled to a performance allocation as discussed in Note 3, above. As compensation for its services, the Co-Manager receives a portion of the management fees paid to the Investment Manager. The Co-Manager also receives a portion of any performance allocation paid to the General Partner.

The Partnership pays all expenses incurred in connection with the business of the Partnership, including fees and expenses of outside contracted services, such as custodian, administrative, legal, audit and tax preparation fees, costs of valuing investments, insurance costs, brokers’ and finders’ fees relating to investments, and any other transaction costs associated with the purchase and sale of investments of the Partnership.

5. Senior Secured Revolving Credit Facility

The Senior Facility is a senior secured revolving credit facility. The facility commitment was reduced from $125 million to $75 million on June 15, 2016 and will be further reduced to $37.5 million on June 15, 2017. The Senior Facility will terminate on December 15, 2017. Advances under the Senior Facility bear interest at LIBOR or EURIBOR plus 2.50% per annum, except in the case of loans from CP Conduits, which bear interest at the higher of (i) LIBOR or EURIBOR

23

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2016

5. Senior Secured Revolving Credit Facility (continued)

(as applicable) plus 2.50% or (ii) the CP Conduit’s cost of funds plus 2.50% subject to certain limitations. Also, the Senior Facility accrues commitment fees at a rate of 0.75% per annum on the unused portion of the Senior Facility up to 50% of the total facility commitment, plus 2.50% per annum on any unused portion in excess of 50% of the total facility commitment. The Senior Facility is carried at cost which approximates fair value, and is classified as Level 3 in the GAAP valuation hierarchy. The weighted-average interest rate on outstanding borrowings at June 30, 2016 was 2.81%. The Senior Facility may be terminated, and any outstanding amounts thereunder may become due and payable, should the Partnership fail to satisfy certain financial or other covenants. As of June 30, 2016, the Partnership was in full compliance with such covenants.

Foreign currency advances are reported in U.S. dollars using the closing rate in effect on the date of valuation. At June 30, 2016, outstanding borrowings were comprised of €14,000,000 ($15,548,400) and $32,000,000. Accrued interest was comprised of €972 ($1,079) and $207,056.

6. Commitments, Concentration of Credit Risk and Off-Balance Sheet Risk

The Partnership conducts business with brokers and dealers that are primarily headquartered in New York and Los Angeles and are members of the major securities exchanges. Banking activities are conducted with a firm headquartered in the San Francisco area.

In the normal course of business, the Partnership’s investment activities involve executions, settlement and financing of various investment transactions resulting in receivables from, and payables to, brokers, dealers and the Partnership’s custodian. These activities may expose the Partnership to risk in the event such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business.

The Schedule of Investments includes a loan facility held by the Partnership with an unfunded balance at June 30, 2016 as follows:

Issuer	Maturity	Unfunded Balance
Linc USA GP	12/1/2016	$294,288

Consistent with standard business practice, the Partnership enters into contracts that contain a variety of indemnifications, and is engaged from time to time in various legal actions. The Partnership’s maximum exposure under these arrangements and activities is unknown. However, the Partnership expects the risk of material loss to be remote.

24

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2016

7. Related Parties

The Partnership, the Common Limited Partner, the Investment Manager, the General Partner and their members and affiliates may be considered related parties. From time to time, the Partnership makes payments to third parties on behalf of the Common Limited Partner which are funded by or reimbursable through contributions from or deductions from distributions to the Common Limited Partner. At June 30, 2016, the Partnership had a liability to the Common Limited Partner in the amount of $543,163 as reflected in the Statement of Assets and Liabilities. From time to time, the Investment Manager advances payments to third parties on behalf of the Partnership and receives reimbursement from the Partnership. At June 30, 2016, such reimbursable amounts totaled $198,771 as reflected in the Statement of Assets and Liabilities.

In connection with the planned wind down of the Partnership, the Partnership obtained an exemptive order (the “Order”) from the Securities and Exchange Commission permitting the Partnership to sell certain investments to affiliated investment companies at fair value. The Order exempts the Partnership from provisions of Sections 17(a) and 57(a) of the 1940 Act which would otherwise restrict such transfers. All such sales are subject to the conditions set forth in the Order, which among others include certain procedures to verify that the sale is done at the current market price of the investment. During the six months ended June 30, 2016, the Partnership did not sell any investments to affiliated investment companies.

25

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

8. Financial Highlights

	Six Months
	Ended
	June 30, 2016	Year Ended December 31,
	(Unaudited)	2015	2014	2013	2012

Period return on invested assets (1), (2)	(1.8)%	11.7%	4.6%	12.7%	7.6%

Gross return to common limited partner (1)	(2.9)%	11.3%	3.3%	17.7%	6.5%
Less: General Partner allocation (1)	0.0%	0.0%	0.0%	0.0%	0.0%
Period return to common limited partner (1), (3)	(2.9)%	11.3%	3.3%	17.7%	6.5%

Ratios to average common equity: (4), (5)
Net investment income	24.3%	5.3%	12.9%	13.6%	11.5%
Expenses	2.8%	4.3%	4.5%	4.2%	4.0%
Expenses and General Partner allocation	2.8%	4.3%	4.5%	4.2%	4.0%

Ending net assets attributable to common limited partner	$497,837,954	$634,606,722	$643,812,375	$804,406,930	$772,619,947
Portfolio turnover rate (1)	1.2%	5.0%	23.5%	31.2%	41.8%
Weighted-average debt outstanding	$66,551,485	$79,662,926	$129,844,307	$225,346,892	$87,573,428
Weighted-average interest rate	2.9%	2.7%	2.1%	0.6%	0.8%

Annualized Inception to Date Performance Data as of June 30, 2016:
Return on invested assets (1)	6.0%
Internal rate of return (6)	4.9%

(1)	Not annualized for periods of less than one year.

(2)	Return on invested assets is a time-weighted, geometrically linked rate of return and excludes cash and cash equivalents.

(3)	Returns (net of dividends on the preferred equity facility, allocations to the General Partner, and partnership expenses, including financing costs and management fees) are calculated on a monthly geometrically linked, time-weighted basis.

(4)	These ratios include interest expense but do not reflect the effect of dividends on the preferred equity facility.

(5)	Annualized for periods of less than one year, except for allocations to the General Partner.

(6)	Net of dividends on the preferred equity facility, allocations to the General Partner, and partnership expenses, including financing costs and management fees. Internal rate of return (“IRR”) is the imputed annual return over an investment period and, mathematically, is the rate of return at which the discounted cash flows equal the initial cash outlays. The IRR presented assumes liquidation of the Partnership at net asset value as of the balance sheet date.

26

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Changes in Investments in Affiliates (1) (Unaudited)

Six Months Ended June 30, 2016

	Value,			Value,
	Beginning of			End of
Investment	Period	Acquisitions	Dispositions	Period

AGY Holding Corp., Second Lien Notes, 11%, due 11/15/16	$32,444,500	$-	$-	$32,444,500
AGY Holding Corp., Sr Secured Term Loan, 12%, due 9/15/16	17,046,935	-	-	17,046,935
Aircraft Leased to Delta Air Lines, Inc.
N913DL Aircraft Secured Mortgage, 8%, due 3/15/17	224,433	-	(221,674)	-
N918DL Aircraft Secured Mortgage, 8%, due 8/15/18	461,017	-	(452,719)	-
N954DL Aircraft Secured Mortgage, 8%, due 3/20/19	665,306	-	(653,309)	-
N955DL Aircraft Secured Mortgage, 8%, due 6/20/19	716,608	-	(703,158)	-
N956DL Aircraft Secured Mortgage, 8%, due 5/20/19	708,913	-	(695,678)	-
N957DL Aircraft Secured Mortgage, 8%, due 6/20/19	722,878	-	(709,307)	-
N959DL Aircraft Secured Mortgage, 8%, due 7/20/19	736,719	-	(722,818)	-
N960DL Aircraft Secured Mortgage, 8%, due 10/20/19	783,981	-	(769,034)	-
N961DL Aircraft Secured Mortgage, 8%, due 8/20/19	763,105	-	(748,649)	-
N976DL Aircraft Secured Mortgage, 8%, due 2/15/18	423,799	-	(416,744)	-
N913DL Trust Beneficial Interest	208,679	62,020	(664,947)	-
N918DL Trust Beneficial Interest	247,788	54,901	(421,855)	-
N954DL Trust Beneficial Interest	151,120	63,073	(229,204)	-
N955DL Trust Beneficial Interest	209,840	60,673	(181,067)	-
N956DL Trust Beneficial Interest	202,812	61,681	(190,041)	-
N957DL Trust Beneficial Interest	204,461	61,203	(175,661)	-
N959DL Trust Beneficial Interest	206,157	60,729	(161,409)	-
N960DL Trust Beneficial Interest	205,643	59,834	(113,707)	-
N961DL Trust Beneficial Interest	197,003	61,279	(136,277)	-
N976DL Trust Beneficial Interest	195,637	63,731	(470,386)	-
Blue Wall Shipping Limited, Common Stock	7,299,109	-	-	3,348,215
Blue Wall Shipping Limited, Preferred Stock	1,807,338	47,736	-	1,410,827
Contech Holdings, Inc., Common Stock	44,874,998	-	-	47,033,871
Delta Blue Shipping Limited, Common Stock	-	-	-	-
Global Geophysical Services, Inc., Common Stock	4,399,509	-	-	60
Global Geophysical Services, Inc., Warrants to Purchase Stock	7	-	-	7
Integra Telecom, Inc., Common Stock	41,676,794	-	-	41,676,794
Integra Telecom, Inc., Warrants	1,924,451	-	-	1,716,460
KAGY Holding Company, Inc., Series A Preferred Stock	21,419,093	-	-	21,580,010
Medfort, S.a.r.l (Primacom), First Lien Term Loan B, 1% PIK, due 11/21/17	-	-	-	-
Medfort, S.a.r.l (Primacom), First Lien Term Loan B2, 1% PIK, due 11/21/17	-	-	-	-
Mid-Bowline Group Corp. (WIND Mobile), Class A Voting Shares	68,638,690	-	(75,448,229)	-
Novasep Holdings SAS, First Lien Notes, 8%, due 12/15/16	24,421,793	-	-	24,483,000
NVHL S.A. (Novasep), Common Shares	23,716,922	-	-	20,575,495
Perseus Holdings S.A. (Primacom), Common Stock	4,860,745	-	(4,794,664)	-
Primacom Finance (Lux) S.A. (Finance), Common Equity	50,803,804	-	(9,253,317)	12,698,656
Primacom Finance (Lux) S.A. (Finance), Warrants to Purchase Ordinary Shares	22,972,305	-	-	-

27

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Changes in Investments in Affiliates (1) (Unaudited) (Continued)

Six Months Ended June 30, 2016

	Value,			Value,
	Beginning of			End of
Investment	Period	Acquisitions	Dispositions	Period

RM Holdco, LLC (Real Mex), Equity Participation	$-	$-	$-	$-
RM Holdco, LLC (Real Mex), Membership Units	-	-	-	-
RM OpCo, LLC (Real Mex), Convertible Second Lien Term Loan Tranche B-1, 8.5%, due 3/30/18	5,022,450	-	-	5,243,403
RM OpCo, LLC (Real Mex), Convertible Second Lien Term Loan B, 8.5%, due 3/30/18	6,163,801	1,241,570	-	7,689,464
RM OpCo, LLC (Real Mex), First Lien Term Loan Tranche A, 7%, due 3/30/18	10,476,093	2,382,128	-	13,683,949
RM OpCo, LLC (Real Mex), Second Lien Term Loan Tranche B, 8.5%, due 3/30/18	12,650,201	-	-	9,708,443
RM OpCo, LLC (Real Mex), Second Lien Term Loan Tranche B-1, 8.5%, due 3/30/18	7,881,272	-	-	8,227,993
Tanker Investments, Ltd., Common Stock	17,696,631	33,947	-	7,957,106
TCP Delos Cayman Holdings (Beverly Shipping), Partnership Interest	993,626	-	(3,356,551)	61
TCP Delos Cayman Holdings (King B), Partnership Interest	558,047	-	(590,282)	-
TCP Delos Delaware Holdings, LLC (Raven Hill), Partnership Interest	4,312,140	-	(2,321,645)	-
TCP KC, LLC, Membership Units	4,068,805	-	-	4,068,352
TOPV New World Holdings, LLC (Gateway Casinos), Membership Interests	42,911,381	-	-	44,431,222
Woodbine Intermediate Holdings, LLC, Membership Units	756,958	-	-	530,941

Note to Schedule of Changes in Investments in Affiliates:

(1)	The issuers of the securities listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the Partnership of 5% or more of the issuers' voting securities.

28

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Restricted Securities of Unaffiliated Issuers (1) (Unaudited)

June 30, 2016

Investment	Acquisition Date	Cost

Boomerang Tube Holdings, Inc., Common Stock	2/2/16	$807
Eagle Coal Company, Inc., Warrants to Purchase Common Stock	9/21/15	234,449
Epic Aero, Inc. (One Sky), Warrants to Purchase Common Stock	12/4/13	4,010,396
Findly Talent, LLC, Membership Units	1/1/14	456,402
Fuse Media, LLC, Warrants to Purchase Common Stock	8/3/12	79
Fuse, LLC, Sr Secured Notes, 10.375%, due 7/1/19	6/18/14	11,850,000
HW Holdco, LLC, Class A Common Interest	1/13/12 & 1/15/13	6,478,943
HW Holdco, LLC, Preferred Interest	1/13/12	13,277
Linc Energy Finance (USA), Inc., First Lien Notes, 9.625%, due 10/31/17	8/8/14	3,989,229
Linc Energy Finance, Inc., Sr Secured Notes, 12.5%, due 10/31/17	10/5/12 & Var. 2015	1,576,748
Longview Intermediate Holdings C, LLC, Common Stock	4/13/15 & 10/21/15	5,485,718
Magnolia Finance V plc, Asset-Backed Credit Linked Notes, 13.125%, due 8/2/21	8/1/13	34,723,500
Marsico Holdings, LLC, Common Interest Units	9/10/12	14,242
Oxford Resource Partners, LP, Warrants to Purchase Common Units	6/24/13	202,089
Precision Holdings, LLC, Class C Membership Interests	Var. 2010 - 2011	4,027
Shop Holding, LLC (Connexity), Class A Units	6/2/11 & 3/17/14	902,439
Soraa, Inc., Warrants to Purchase Common Stock	8/29/2014 & 12/9/15	117,287
STG-Fairway Holdings, LLC (First Advantage), Class A Units	12/30/10 & 10/18/13	7,364,246
Sunshine Oilsands Ltd., Sr Secured Notes, 10%, due 8/1/17	Var. 2014 - 2015	17,656,335
TBC Holdings I, Inc., Common Stock	11/18/11	74,768
TPG Hattrick Holdco, LLC (Isola), Common Units	9/30/10	116,151
Tropicana Entertainment, Inc., Common Stock	3/8/10	510,462
V Telecom Investment S.C.A. (Vivacom), Common Shares	11/9/12	9,104,336

Note to Schedule of Restricted Securities of Unaffiliated Issuers:

(1)	In connection with TOFV’s conversion from a regulated investment company to a partnership for tax purposes effective January 1, 2016, all investments were treated as having been distributed and re-contributed to the Partnership on that date. Accordingly, the cost of each investment immediately following the conversion was adjusted to the fair value of such investment on December 31, 2015. However, to maintain the utility of this schedule, the acquisition date shown remains the original acquisition date of each investment irrespective of the conversion.

29

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Approval of Investment Management Agreements

(Unaudited)

On May 4, 2016, the Board of Directors of the Partnership, including the “non-interested” Directors (the “Independent Directors”), voted to approve the Investment Management Agreement and Co-Management Agreement (each a “Management Agreement” and collectively, the “Management Agreements”) for an additional one-year term.

In considering whether to continue the Partnership’s Management Agreements, the Independent Directors reviewed the materials provided by the Investment Manager, the Co-Manager, fund counsel and independent director counsel, which included, among other things, (i) fee and expense information of other comparable funds, (ii) a profitability analysis of the Investment Manager in providing services under the Partnership’s Investment Management Agreement and information regarding the Investment Manager’s financial condition and the financial resources of the Investment Manager and Co-Manager, (iii) information regarding the Investment Manager’s performance respecting other funds and (iv) a memorandum outlining the legal duties of the Directors. The Directors also noted they met with senior personnel of the Investment Manager prior to the executive session. The Independent Directors considered factors relating to both the selection of the Investment Manager and Co-Manager and the approval of the compensation paid to the Investment Manager and Co-Manager when reviewing the Management Agreements. In considering approving the renewal of the Management Agreements, the Independent Directors, advised by counsel to the Independent Directors, took into account information furnished to the Independent Directors throughout the year, as well as information prepared specifically in connection with their review of the Management Agreements at this Meeting, both written and verbal. The Independent Directors determined that the materials provided in advance of the meeting, as supplemented by the materials and further discussion by the Investment Manager at the meeting, were sufficiently responsive to their request as to provide all information reasonably necessary for them to evaluate the terms of the Management Agreements. The Independent Directors considered the factors discussed below, among others, but did not identify any single issue or particular piece of information, in isolation, as the controlling factor.

(a) The nature, extent and quality of services provided by the Investment Manager and Co-Manager. The Independent Directors reviewed the services that the Investment Manager and the Co-Manager provide to the Partnership, including, but not limited to, providing (i) ongoing monitoring and information regarding Partnership investments, (ii) a well-developed due diligence process for investment opportunities, (iii) well established risk management policies, and (iv) proactive monitoring, reporting and valuation mechanisms. The Independent Directors considered the Investment Manager’s and Co-Manager’s ability to continue to perform the services required by the Partnership, including the Investment Manager’s financial condition and whether the Investment Manager and the Co-Manager have the financial and other resources necessary to continue to carry out their respective functions under the Management Agreements. Additionally, the Independent Directors considered the services provided by the Investment Manager to other funds and investment vehicles that it manages.

30

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Approval of Investment Management Agreements (Continued)

(Unaudited)

The Independent Directors noted that as a limited life privately offered fund registered under the Investment Company Act, the Partnership is a somewhat unusual investment vehicle. It was also noted that the Investment Manager had developed reporting, valuation and other procedures that were customized to the needs of the Partnership, and that the Investment Manager had expertise in administering such procedures.

In addition, the Independent Directors considered the size, education, background and experience of the Investment Manager’s and Co-Manager’s staff. They also took into consideration the Investment Manager’s and Co-Manager’s quality of service and longevity in the industry. Lastly, the Independent Directors reviewed the Investment Manager’s ability to attract and retain quality and experienced personnel.

The Independent Directors concluded that the scope of services provided by the Investment Manager and Co-Manager to the Partnership, including portfolio management and investment advice and compliance with regulatory and tax reporting requirements and investment restrictions, was consistent with the nature, extent and quality of services expected of an investment manager of an investment vehicle such as the Partnership, and that the level of services provided by the Investment Manager and Co-Manager had not diminished over the past year and was not expected to diminish in the future.

(b) Investment performance of the Partnership, the Investment Manager and the Co-Manager. The Independent Directors reviewed the past investment performance of the Partnership, both on an absolute basis and as compared to other funds that had invested in similar investments, as well as general market indices, and the Independent Directors noted that the Partnership had performed satisfactorily on an absolute basis, and on a relative basis in light of the additional explanations provided by the Investment Manager at the meeting.

The Independent Directors then reviewed the Investment Manager’s and the Co-Manager’s performance with respect to the Partnership and other clients for which the Investment Manager provides investment advisory services. The Independent Directors recognized that past performance is not an indicator of future performance, but determined that such information was relevant and found that the Investment Manager (and Co-Manager, as relevant) had the necessary expertise to continue to manage and/or provide advice with respect to the Partnership in accordance with its investment objectives and strategies.

(c) Cost of the services to be provided and profits to be realized by the Investment Manager and the Co-Manager from the relationship with the Partnership. Next, the Independent Directors considered the cost of the services provided by the Investment Manager and the Co-Manager. As part of their analysis, the Independent Directors gave substantial consideration to the fees payable to the Investment Manager and the Co-Manager. The Independent Directors noted the Investment Manager’s management fee and considered that the Investment Manager is entitled to a potential carried interest after a return to common shareholders. The Independent Directors also reviewed the amounts to be allocated to SVOF/MM, LLC, General Partner of the Partnership, pursuant to

31

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Approval of Investment Management Agreements (Continued)

(Unaudited)

the terms of the Partnership Agreement of the Partnership in furtherance of the provisions of the Investment Management Agreement for the Partnership. The Independent Directors of the Partnership noted that the Co-Manager receives a portion of amounts allocated to SVOF/MM, LLC from the Partnership.

In reviewing the management compensation, the Independent Directors considered the management fees and operating expense ratios of other comparable funds (the “Comparable Funds”) managed by the Investment Manager and by other managers. It was noted by the Independent Directors that each of the Comparable Funds were business development companies. Finally, the Independent Directors considered the fact that unlike some of the Comparable Funds, 100% of origination and similar fees are retained by the Partnership rather than by the Investment Manager or by the Comparable Fund and its investment manager on a shared basis.

Based upon the foregoing, the Independent Directors concluded that the Investment Manager’s and Co-Manager’s management fee and carried interest entitlements were reasonable in light of the services provided, and as compared to those of comparable unaffiliated funds and the management compensation received by the Investment Manager from other funds for which it provides advisory services.

The Independent Directors also reviewed information regarding the profitability to the Investment Manager of its relationship with the Partnership and information on the financial condition of the Investment Manager. The Independent Directors considered the level of the Investment Manager’s profits and whether the profits were reasonable. The profitability analysis took into consideration a review of the Investment Manager’s methodology for determining allocation of expenses. The Independent Directors found that the profits realized by the Investment Manager from its relationship with the Partnership were reasonable and consistent with the Investment Manager’s fiduciary duties. The Independent Directors noted that the Co-Manager had advised that it was unable to provide the Directors with the information requested on profitability to the Co Manager of its relationship with the Partnership. The Independent Directors also found that the Investment Manager and Co-Manager each had the financial resources necessary to continue to carry out the Investment Manager’s functions under its respective Management Agreement with the Partnership.

(d) The extent to which economies of scale would be realized as the Partnership grows and whether fee levels would reflect such economies of scale, and fall out benefits. In light of the predetermined size for the Partnership and the policy of distributing all realized income, the Independent Directors determined that this factor was not relevant with respect to the current structure of the Partnership. The Independent Directors also considered whether fall-out benefits to the Investment Manager, as discussed in the meeting, were appropriate in light of the total fees paid.

32

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Approval of Investment Management Agreements (Continued)

(Unaudited)

In considering the approval of the continuation of the Partnership’s Management Agreements, no single factor was determinative to the decision of the Directors. Rather, after weighing all of the reasons discussed above, the Independent Directors unanimously determined that the terms of the Management Agreements are fair and reasonable to the Partnership and that the continuation of each of the respective Management Agreements for an additional annual period was in the best interests of the Partnership.

33

ITEM 2.	CODE OF ETHICS.

Not applicable for filing of Semi-annual Report to Shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for filing of Semi-annual Report to Shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for filing of Semi-annual Report to Shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for filing of Semi-annual Report to Shareholders.

ITEM 6.	SCHEDULE OF INVESTMENTS

(a)	Included in Item 1 to this Semi-annual Shareholder Report.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for filing of Semi-annual Report to Shareholders.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

(a)	Not applicable for filing of Semi-annual Report to Shareholders.

(b)	None.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)          The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)          (1)   Not applicable for filing of Semi-annual Report to Shareholders.

(a)          (2)   Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)          (3)   Not applicable.

(b)          Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tennenbaum Opportunities Partners V, LP

By:	/s/ Mark K. Holdsworth
Name:	Mark K. Holdsworth
Title:	Chief Executive Officer
Date:	September 9, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark K. Holdsworth
Name:	Mark K. Holdsworth
Title:	Chief Executive Officer
Date:	September 9, 2016

By:	/s/ Paul L. Davis
Name:	Paul L. Davis
Title:	Chief Financial Officer
Date:	September 9, 2016